LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
Loans Receivable, Net [Abstract]
Schedule of Loan Receivables
	December 31,	December 31,
	2022	2023
Loans receivable	587,624	588,599
Less: allowance for doubtful accounts	(441,447)	(575,174)
Total	146,177	13,425

Schedule of Aging of Loans	The following table sets forth the aging of loans as of December 31,2022 and December 31,2023:
	1 - 89 days	90 days or	Total
	past due	more past due	past due	Current	Total loans
December 31, 2022	1,700	348,264	349,964	237,660	587,624
December 31, 2023	1,700	432,375	434,075	154,524	588,599